Shareholder Report, Average Annual Return (Details) 191579_Vest 10 Year Interest Rate Hedge ETF_TF_TSR Annual {TF}	12 Months Ended	32 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Vest 10 Year Interest Rate Hedge ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vest 10 Year Interest Rate Hedge ETF NAV
Average Annual Return, Percent	6.00%	6.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	3.36%
ICE US Treasury 20+ Year Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Treasury 20+ Year Bond Total Return Index
Average Annual Return, Percent	(4.79%)	(3.23%)